PROPERTY AND EQUIPMENT - DEPRECIATION EXPENSE (Details)	1 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2015 USD ($)
PROPERTY AND EQUIPMENT - DEPRECIATION EXPENSE DETAILS
Depreciation expense recognized		$ 1,773
Property and equipment useful life (in months)	24	24